Consolidated Statement of Financial Position (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statement of Financial Position
Notes and accounts receivable - trade, allowances	$ 297	$ 290
Short-term financing receivables, allowances	261	337
Other accounts receivable, allowances	36	48
Long-term financing receivables, allowances	$ 74	$ 101
Common stock, par value (in dollars per share)	$ 0.20	$ 0.20
Common stock, Shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, Shares issued (in shares)	2,229,428,813	2,225,116,815
Treasury stock, Shares (in shares)	1,307,249,588	1,279,249,412